CHANGE IN SHAREHOLDING OF THE PHILIPPINE SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2016
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Effects of Changes in Company's Ownership Interest

The schedule below discloses the effects of changes in the Company’s ownership interest in MCP on the Company’s equity:

	Year Ended December 31,
	2016	2015	2014
Net income attributable to Melco Resorts & Entertainment Limited	$175,906	$105,747	$608,280
Transfers (to) from noncontrolling interests:
Decrease in Melco Resorts & Entertainment Limited additional paid-in capital resulting from purchases of common shares of MCP from the open market	(761)	—	—
Decrease in Melco Resorts & Entertainment Limited additional paid-in capital resulting from subscription of common shares of MCP	—	(7,368)	—
Decrease in Melco Resorts & Entertainment Limited additional paid-in capital resulting from the vesting of restricted shares under the MCP Share Incentive Plan	(543)	(1,740)	—
Increase in Melco Resorts & Entertainment Limited additional paid-in capital resulting from the 2014 Placing and Subscription Transaction for subscription of common shares of MCP	—	—	57,293

Changes from net income attributable to Melco Resorts & Entertainment Limited’s shareholders and transfers from noncontrolling interests	$174,602	$96,639	$665,573